Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 2,055	$ 2,718	$ 2,907
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,160	1,305	1,318
Pension and other employee benefits	56	16	6
Deferred taxes	(219)	65	(137)
Net loss (gain) from sale of property, plant and equipment	(26)	(17)	(18)
Net loss (gain) from sale of businesses	20	(543)	16
Net loss (gain) from derivatives and foreign exchange	15	167	(39)
Other	99	112	79
Changes in operating assets and liabilities:
Trade receivables, net	162	(12)	(555)
Inventories, net	105	(176)	324
Trade payables	(112)	257	(70)
Accrued liabilities	(24)	9	71
Billings in excess of sales	35	(118)	(168)
Provisions, net	330	(127)	199
Advances from customers	106	39	(145)
Income taxes payable and receivable	(32)	(13)	(18)
Other assets and liabilities, net	88	163	(117)
Net cash provided by operating activities	3,818	3,845	3,653
Investing activities:
Purchases of marketable securities (available-for-sale)	(1,925)	(1,430)	(526)
Purchases of short-term investments	(614)	(1,465)	(30)
Purchases of property, plant and equipment and intangible assets	(876)	(1,026)	(1,106)
Acquisition of businesses (net of cash acquired) and increases in cost and equity-accounted companies	(56)	(70)	(914)
Proceeds from sales of marketable securities (available-for-sale)	434	361	1,367
Proceeds from maturity of marketable securities (available-for-sale)	1,022	523	118
Proceeds from short-term investments	653	1,011	47
Proceeds from sales of property, plant and equipment	68	33	80
Proceeds from sales of businesses (net of transaction costs and cash disposed) and cost and equity-accounted companies	69	1,110	62
Net cash from settlement of foreign currency derivatives	231	(179)	180
Other investing activities	20	11	5
Net cash used in investing activities	(974)	(1,121)	(717)
Financing activities:
Net changes in debt with maturities of 90 days or less	3	(103)	(697)
Increase in debt	68	150	492
Repayment of debt	(101)	(90)	(1,893)
Delivery of shares	107	38	74
Purchase of treasury stock	(1,487)	(1,003)
Dividends paid	(1,357)	(1,841)	(1,667)
Reduction in nominal value of common shares paid to shareholders	(392)
Dividends paid to noncontrolling shareholders	(137)	(132)	(149)
Other financing activities	(84)	(43)	(16)
Net cash used in financing activities	(3,380)	(3,024)	(3,856)
Effects of exchange rate changes on cash and equivalents	(342)	(278)	66
Net change in cash and equivalents-continuing operations	(878)	(578)	(854)
Cash and equivalents, beginning of period	5,443	6,021	6,875
Cash and equivalents, end of period	4,565	5,443	6,021
Supplementary disclosure of cash flow information:
Interest paid	221	259	287
Taxes paid	$ 1,043	$ 1,155	$ 1,278